Share-Based Compensation - Schedule of Stock Option Activity (Detail) - CNH EIP [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Shares
Outstanding at beginning of year | shares	8,642,903
Expired | shares	(1,432,022)
Outstanding at end of year | shares	7,210,881
Exercisable at end of year | shares	7,210,881
Weighted-Average Exercise Price
Outstanding at beginning of year | $ / shares	$ 9.25
Expired | $ / shares	7.96
Outstanding at end of year | $ / shares	9.51
Exercisable at end of year | $ / shares	$ 9.51